Average Annual Total Returns - ClearBridge Variable Aggressive Growth Portfolio	May 01, 2021
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.26%
5 Years	20.67%
10 Years	16.93%
Class I
Average Annual Return:
1 Year	18.02%
5 Years	9.75%
10 Years	12.97%
Class II
Average Annual Return:
1 Year	17.73%
5 Years	9.47%
10 Years	12.69%